STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (10,786,468)	$ (11,531,697)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,846,049	3,152,301
Impairment loss	6,999,722	6,214,616
Distributions received from operating limited partnerships	71,404	30,600
Amortization	769,616	993,070
Changes in assets and liabilities
Other assets	8,735	(6,245)
Accounts payable - affiliates	887,828	937,828
Net cash used in operating activities	(203,114)	(209,527)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,766)	(59,339)
(Advances) to repayments from operating limited partnerships	29,747	(155,128)
Net cash provided by (used in) investing activities	18,981	(214,467)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(184,133)	(423,994)
Cash and cash equivalents, beginning	2,236,091	2,660,085
Cash and cash equivalents, end	2,051,958	2,236,091
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	168,628	1,860,931
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	4,686
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	115,156
Series Forty Seven [Member]
Cash flows from operating activities
Net loss	(3,047,627)	(3,261,520)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	350,362	916,045
Impairment loss	1,950,396	1,583,819
Distributions received from operating limited partnerships	18,840	552
Amortization	333,656	337,770
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	363,344	388,344
Net cash used in operating activities	(31,029)	(34,990)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(2,475)
(Advances) to repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	0	(2,475)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(31,029)	(37,465)
Cash and cash equivalents, beginning	397,096	434,561
Cash and cash equivalents, end	366,067	397,096
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	199,846
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	2,343
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	0
Series Forty Eight [Member]
Cash flows from operating activities
Net loss	(2,110,274)	(2,621,202)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	242,780	911,098
Impairment loss	1,461,206	1,230,871
Distributions received from operating limited partnerships	17,210	10,713
Amortization	138,952	226,325
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	163,380	238,380
Net cash used in operating activities	(86,746)	(3,815)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(2,475)
(Advances) to repayments from operating limited partnerships	0	(168,628)
Net cash provided by (used in) investing activities	0	(171,103)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(86,746)	(174,918)
Cash and cash equivalents, beginning	435,509	610,427
Cash and cash equivalents, end	348,763	435,509
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	168,628	199,846
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	2,343
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	115,156
Series Forty Nine [Member]
Cash flows from operating activities
Net loss	(5,628,567)	(5,648,975)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,252,907	1,325,158
Impairment loss	3,588,120	3,399,926
Distributions received from operating limited partnerships	35,354	19,335
Amortization	297,008	428,975
Changes in assets and liabilities
Other assets	8,735	(6,245)
Accounts payable - affiliates	361,104	311,104
Net cash used in operating activities	(85,339)	(170,722)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,766)	(54,389)
(Advances) to repayments from operating limited partnerships	29,747	13,500
Net cash provided by (used in) investing activities	18,981	(40,889)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(66,358)	(211,611)
Cash and cash equivalents, beginning	1,403,486	1,615,097
Cash and cash equivalents, end	1,337,128	1,403,486
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	1,461,239
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	0
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	$ 0	$ 0